Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 5,852	$ 5,767	$ 6,070	$ 11,620	$ 11,508
Interest income from securities financing transactions measured at amortized cost	915	839	1,008	1,754	1,996
Interest income from other financial instruments measured at amortized cost	406	360	320	766	643
Interest income from debt instruments measured at fair value through other comprehensive income	44	27	26	71	54
Interest income from derivative instruments designated as cash flow hedges	(322)	(351)	(532)	(672)	(1,069)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	6,895	6,643	6,892	13,538	13,132
Interest expense on loans and deposits	3,612	3,713	4,028	7,325	7,584
Interest expense on securities financing transactions measured at amortized cost	554	418	499	972	906
Interest expense on debt issued and funding from UBS Group AG measured at amortized cost	2,603	2,744	2,525	5,346	4,591
Interest expense on lease liabilities	37	35	29	72	51
Total interest expense from financial instruments measured at amortized cost	6,805	6,909	7,080	13,715	13,132
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	89	(266)	(188)	(177)	(1)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,495	1,594	910	3,089	1,528
Total net interest income	$ 1,584	1,328	722	$ 2,912	1,528
Reclassification from Interest expense on loans and deposits to Interest expense on debt issued and funding from UBS Group AG measured at amortized cost		$ 1,800	$ 1,400		$ 2,700